Estimates, Significant Accounting Policies and Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill
Goodwill is tested for impairment annually or more frequently if circumstances indicate that goodwill might be impaired. Our annual impairment test is performed as of August 31 for reporting units within ETP’s intrastate transportation and storage and midstream operations and during the fourth quarter for reporting units within ETP’s interstate transportation and storage and liquids transportation and services operations and all others, including all of Regency’s reporting units and Lake Charles LNG.

Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities
The net change in operating assets and liabilities (net of effects of acquisitions, dispositions and deconsolidation) included in cash flows from operating activities was comprised as follows:

	Years Ended December 31,
	2014	2013	2012
Accounts receivable	$600	$(556)	$267
Accounts receivable from related companies	30	64	(9)
Inventories	51	(254)	(258)
Exchanges receivable	18	(8)	14
Other current assets	133	(81)	597
Other non-current assets, net	(6)	(23)	(129)
Accounts payable	(850)	541	(989)
Accounts payable to related companies	5	(140)	92
Exchanges payable	(99)	128	—
Accrued and other current liabilities	(59)	192	(159)
Other non-current liabilities	(73)	147	26
Price risk management assets and liabilities, net	19	(159)	(3)
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$(231)	$(149)	$(551)

Schedule Of Non-Cash Investing And Financing Activities
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2014	2013	2012
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$643	$226	$420
Net gains (losses) from subsidiary common unit transactions	$744	$(384)	$80
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	$—	$—	$1,123
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with Southern Union Merger (see Note 3)	$—	$—	$2,354
Subsidiary issuance of common units in connection with certain acquisitions	$—	$—	$2,295
Subsidiary issuances of common units in connection with PVR, Hoover and Eagle Rock Midstream acquisitions	$4,281	$—	$—
Subsidiary issuances of common units in connection with the Susser Merger	$908	$—	$—
Long-term debt assumed in PVR Acquisition	$1,887	$—	$—
Long-term debt exchanged in Eagle Rock Midstream Acquisition	$499	$—	$—
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,416	$1,256	$997
Cash paid for income taxes	$345	$58	$23

Schedule of Inventory
Inventories consisted of the following:

	December 31,
	2014	2013
Natural gas and NGLs	$392	$577
Crude oil	364	488
Refined products	392	543
Appliances, parts and fittings and other	319	199
Total inventories	$1,467	$1,807

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2014	2013
Deposits paid to vendors	$65	$49
Deferred income taxes	14	—
Prepaid expenses and other	222	263
Total other current assets	$301	$312

Property, Plant and Equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2014	2013
Land and improvements	$1,307	$881
Buildings and improvements (1 to 45 years)	1,922	939
Pipelines and equipment (5 to 83 years)	27,149	21,494
Natural gas and NGL storage facilities (5 to 46 years)	1,214	1,083
Bulk storage, equipment and facilities (2 to 83 years)	4,010	1,933
Tanks and other equipment (5 to 40 years)	58	1,697
Retail equipment (2 to 99 years)	515	450
Vehicles (1 to 25 years)	203	156
Right of way (20 to 83 years)	2,451	2,190
Furniture and fixtures (2 to 25 years)	59	51
Linepack	119	118
Pad gas	44	52
Natural resources	454	—
Other (1 to 30 years)	999	708
Construction work-in-process	4,514	2,165
	45,018	33,917
Less – Accumulated depreciation and depletion	(4,726)	(3,235)
Property, plant and equipment, net	$40,292	$30,682

Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense
We recognized the following amounts of depreciation expense and capitalized interest expense for the periods presented:

	Years Ended December 31,
	2014	2013	2012
Depreciation expense	$1,457	$1,128	$801
Capitalized interest, excluding AFUDC	$113	$43	$99

Schedule of Goodwill
Changes in the carrying amount of goodwill were as follows:

	Investment in ETP	Investment in Lake Charles LNG	Corporate, Other and Eliminations	Total
Balance, December 31, 2012	$6,396	$873	$(835)	$6,434
Goodwill acquired	156	—	—	156
Goodwill impairment	(689)	(689)	689	(689)
Other	(7)	—	—	(7)
Balance, December 31, 2013	5,856	184	(146)	5,894
Goodwill acquired	2,340	—	—	2,340
Lake Charles LNG Transaction (1)	(184)	—	184	—
Goodwill impairment	(370)	—	—	(370)
Other	—	—	1	1
Balance, December 31, 2014	$7,642	$184	$39	$7,865

Components And Useful Lives Of Intangibles And Other Assets
Components and useful lives of intangible assets were as follows:

	December 31, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$5,144	$(485)	$2,135	$(264)
Trade names (15 to 20 years)	556	(15)	66	(12)
Patents (9 years)	48	(11)	48	(6)
Other (1 to 15 years)	36	(7)	7	(4)
Total amortizable intangible assets	5,784	(518)	2,256	(286)
Non-amortizable intangible assets:
Trademarks	316	—	294	—
Total intangible assets	$6,100	$(518)	$2,550	$(286)

Aggregate Amortization Expense Of Intangibles And Other Assets	Aggregate amortization expense of intangibles assets was as follows:

	Years Ended December 31,
	2014	2013	2012
Reported in depreciation, depletion and amortization	$219	$120	$70

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense of intangible assets for the next five years was as follows:

Years Ending December 31:
2015	$263
2016	260
2017	260
2018	259
2019	256

Schedule of Other Non-Current Assets, net
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2014	2013
Unamortized financing costs (3 to 30 years)	$203	$167
Regulatory assets	85	86
Deferred charges	220	144
Restricted funds	177	378
Other	223	147
Total other non-current assets, net	$908	$922

Schedule of Asset Retirement Obligations [Table Text Block]

	December 31,
	2014	2013
Interstate transportation and storage operations	$60	$55
Retail marketing operations	87	84
Investment in Sunoco Logistics	41	41
	$188	$180

Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2014	2013
Interest payable	$440	$357
Customer advances and deposits	103	142
Accrued capital expenditures	673	260
Accrued wages and benefits	233	173
Taxes payable other than income taxes	236	211
Income taxes payable	54	4
Deferred income taxes	99	119
Other	363	412
Total accrued and other current liabilities	$2,201	$1,678

Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2014 and 2013 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2014
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$3	$—	$3	$—
Commodity derivatives:
Condensate — Forward Swaps	36	—	36	—
Natural Gas:
Basis Swaps IFERC/NYMEX	19	19	—	—
Swing Swaps IFERC	26	1	25	—
Fixed Swaps/Futures	566	541	25	—
Forward Physical Contracts	1	—	1	—
Power:
Forwards	3	—	3	—
Futures	4	4	—	—
Natural Gas Liquids — Forwards/Swaps	69	46	23	—
Refined Products — Futures	21	21	—	—
Total commodity derivatives	745	632	113	—
Total assets	$748	$632	$116	$—
Liabilities:
Interest rate derivatives	$(155)	$—	$(155)	$—
Embedded derivatives in the Regency Preferred Units	(16)	—	—	(16)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(18)	(18)	—	—
Swing Swaps IFERC	(25)	(2)	(23)	—
Fixed Swaps/Futures	(490)	(490)	—	—
Power:
Forwards	(4)	—	(4)	—
Futures	(2)	(2)	—	—
Natural Gas Liquids — Forwards/Swaps	(32)	(32)	—	—
Refined Products — Futures	(7)	(7)	—	—
Total commodity derivatives	(578)	(551)	(27)	—
Total liabilities	$(749)	$(551)	$(182)	$(16)

	Fair Value Measurements at December 31, 2013
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$47	$—	$47	$—
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	5	5	—	—
Swing Swaps IFERC	8	1	7	—
Fixed Swaps/Futures	203	201	2	—
Natural Gas Liquids — Forwards/Swaps	7	5	2	—
Power — Forwards	3	—	3	—
Refined Products – Futures	5	5	—	—
Total commodity derivatives	231	217	14	—
Total assets	$278	$217	$61	$—
Liabilities:
Interest rate derivatives	$(95)	$—	$(95)	$—
Embedded derivatives in the Regency Preferred Units	(19)	—	—	(19)
Commodity derivatives:
Condensate — Forward Swaps	(1)	—	(1)	—
Natural Gas:
Basis Swaps IFERC/NYMEX	(4)	(4)	—	—
Swing Swaps IFERC	(6)	—	(6)	—
Fixed Swaps/Futures	(206)	(201)	(5)	—
Forward Physical Contracts	(1)	—	(1)	—
Natural Gas Liquids — Forwards/Swaps	(9)	(5)	(4)	—
Power — Forwards	(1)	—	(1)	—
Refined Products – Futures	(5)	(5)	—	—
Total commodity derivatives	(233)	(215)	(18)	—
Total liabilities	$(347)	$(215)	$(113)	$(19)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of Regency’s Preferred Units and the embedded derivatives in Regency’s Preferred Units:

	Unobservable Input	December 31, 2014
Embedded derivatives in the Regency Preferred Units	Credit Spread	4.76%
	Volatility	35.80%

Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2014. There were no transfers between the fair value hierarchy levels during the years ended December 31, 2014 or 2013.

Balance, December 31, 2013	$(19)
Net unrealized gains included in other income (expense)	3
Balance, December 31, 2014	$(16)